Structured entities (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities
The following table presents the assets and liabilities recorded on our Consolidated Balance Sheets and our maximum exposure to loss related to our interests in unconsolidated structured entities. It also presents the size of each category of unconsolidated structured entity, as measured by the total assets of the entities in which we have an interest. The total assets as presented for each category do not necessarily represent the assets we have either rights or recourse to.

	As at October 31, 2025

(Millions of Canadian dollars)	Multi-seller conduits (1)	Structured finance	Non-RBC managed investment funds	Third-party securitization vehicles	Other	Total
On-balance sheet assets
Securities	$3	$–	$2,753	$–	$1,187	$3,943
Loans	209	12,386	–	16,673	2,161	31,429
Derivatives	23	–	–	–	217	240
Other assets	–	–	–	–	747	747
	$235	$12,386	$2,753	$16,673	$4,312	$36,359
On-balance sheet liabilities
Deposits	$–	$–	$–	$–	$5	$5
Derivatives	281	–	3	–	22	306
Other liabilities	–	–	–	–	–	–
	$281	$–	$3	$–	$27	$311
Maximum exposure to loss (2)	$64,591	$19,672	$3,710	$26,094	$7,796	$121,863
Total assets of unconsolidated structured entities	$63,306	$54,840	$515,340	$161,430	$961,750	$1,756,666

	As at October 31, 2024

(Millions of Canadian dollars)	Multi-seller conduits (1)	Structured finance	Non-RBC managed investment funds	Third-party securitization vehicles	Other	Total
On-balance sheet assets
Securities	$1	$–	$2,541	$–	$1,384	$3,926
Loans	236	6,688	–	12,788	1,805	21,517
Derivatives	32	–	–	–	98	130
Other assets	–	–	–	–	455	455
	$269	$6,688	$2,541	$12,788	$3,742	$26,028
On-balance sheet liabilities
Deposits	$–	$–	$–	$–	$167	$167
Derivatives	115	–	3	–	4	122
Other liabilities	–	–	–	–	7	7
	$115	$–	$3	$–	$178	$296
Maximum exposure to loss (2)	$56,779	$12,963	$3,487	$21,195	$6,248	$100,672
Total assets of unconsolidated structured entities	$55,639	$45,315	$459,976	$119,766	$798,228	$1,478,924

(1)	Total assets of unconsolidated structured entities represent the maximum assets that may have to be purchased by the conduits under purchase commitments outstanding. Of the purchase commitments outstanding, the conduits have purchased financial assets totalling $43
b
illion as at October 31, 2025 (October 31, 2024 – $37 billion).
(2)
The maximum exposure to loss resulting from our interests in these entities consists mostly of investments, loans, fair value of derivatives, liquidity and credit enhancement facilities. The maximum exposure to loss of the multi-seller conduits is higher than the on-balance
sheet assets primarily because of the notional amounts of the backstop liquidity and credit enhancement facilities. Refer to Note 23 for further details.